Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of tax losses and excess
	As of December 31
	2021	2020	2019
Current year	12,250	7,491	8,118
Current tax expense	12,250	7,491	8,118

Origination and reversal of temporary differences	1,455	3,805	(1,083)
Deferred tax expense	1,455	3,805	(1,083)

Total tax expense	13,705	11,296	7,035

Schedule of tax losses and excess
	As of December 31
	2021	2020	2019
Profit/ (loss) before tax	(87,158)	849	(9,978)
Income tax (benefit)/expense	(14,817)	297	(3,492)
Tax effect of expenses that are not deductible in determining taxable profit	49,442	13,525	8,289
Tax effect of income not taxable in determining taxable profit	(8,822)	(7,754)	(10,550)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9,423)	1,960	160
Others - Includes exchange effects for reversal rates of long-term temporary differences, income taxed at differential rates, effects of change in deferred tax rate and tax discounts	(2,675)	3,200	12,343
Tax effect of utilization of tax losses not previously recognized	—	68	285
Tax expense for the year	13,705	11,296	7,035

Schedule of current tax assets and current tax liabilities
	As of December 31
Current tax assets	2021	2020
Income Tax Advance	6,081	1,070
Income Tax Withholding	—	5,880
Surplus in Private Liquidation	15,732	8,839
Other Tax Assets	269	985
Total	22,082	16,774

Current tax liabilities
Income Tax Withholding	(8,982)	(4,690)
Income Tax Payable	(2,652)	(4,296)
Other Tax Liabilities	(122)	(407)
Total	(11,756)	(9,393)

Schedule of tax losses and excess
	As of December 31
	2021	2020
Tax Losses not utilized	3,242	2
Tax Credits not utilized	—	257
Total	3,242	259